ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Details of Company's Subsidiaries,VIE and Consolidated Entities

Details of the Company’s subsidiaries, VIE and its consolidated entities as of December 31, 2013 are as follows:

Entities	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Subsidiaries:
Eddia International Group Limited (“Eddia International”)	July 26, 2006	British Virgin Islands (“BVI”)	100.00%	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd. (“Zhengtu Information”)	September 6, 2006	PRC	100.00%	Online game development and maintenance
Giant Interactive (HK) Limited (“Giant HK”)	December 22, 2008	Hong Kong	100.00%	Oversea online game licensing, development, and operation
Zhuhai Zhengtu Information Technology Co., Ltd. (“Zhuhai Zhengtu”)	February 19, 2009	PRC	100.00%	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd. (“Snow Wolf Software”)	Acquired on May 18, 2009	PRC	40.76%	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd. (“Zhengduo Information”)	July 8, 2009	PRC	100.00%	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd. (“Jujia Network”)	October 20, 2009	PRC	51.00%	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd. (“Juhuo Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd. (“Zhengju Information”)	April 28, 2010	PRC	100.00%	Online game development and maintenance
Shanghai Juquan Network Technology Co., Ltd. (“Juquan Network”)	May 19, 2010	PRC	51.00%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (II) (“Jujia Network II”)	October 10, 2012	PRC	70.00%	Online game research and development
Beijing Giant Zhengtu Network Technology Co., Ltd. (“Beijing Giant Zhengtu”)	Acquired on October 17, 2012	PRC	100.00%	Online game research and development
Shanghai Juhuan Network Technology Co., Ltd. (“Juhuan Network”)	October 24, 2012	PRC	51.00%	Online game research and development
Shanghai Juxiao Real Estate Co., Ltd. (“Juxiao Estate”)	Acquired on August 8, 2013	PRC	100.00%	Real Estate Development
Shanghai Juyan Network Technology Co., Ltd. (“Juyan Network”)	Acquired on November 15, 2013	PRC	100.00%	Online game research and development

Variable Interest Entity (the “VIE”)
Giant Network	November 14, 2004	PRC	—	Internet content provider

Held directly by Giant Network:
Shanghai Juhe Network Technology Co., Ltd. (“Juhe Network”)	November 4, 2009	PRC	51.00%	Online game research and development
Shanghai Juxin Network Technology Co., Ltd. (“Juxin Network”)	October 9, 2010	PRC	51.00%	Online game research and development
Beijing Julun Network Information Technology Co., Ltd. (“Julun Network”)	Acquired on November 19, 2010	PRC	100.00%	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. (III) (“Jujia Network III”)	October 10, 2012	PRC	51.00%	Online game research and development
Shanghai Juzi Information Technology Co., Ltd. (“Juzi Information”)	October 10, 2012	PRC	51.00%	Online game research and development
Beijing Haishen Network Technology Co., Ltd. (“Beijing Haishen Network”)	August 26, 2013	PRC	51.00%	Online game research and development